Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Abstract]
Property and equipment	$ 31,362	$ 2,657
Less: accumulated depreciation	(3,258)	(664)
Equipment, net	$ 28,104	$ 1,993